Label	Element	Value
Opportunistic Small Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000813383_SupplementTextBlock

October 16, 2013

DREYFUS VARIABLE INVESTMENT FUND
-Opportunistic Small Cap Portfolio

Supplement to Summary and Statutory Prospectuses
dated May 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Risk/Return [Heading]	rr_RiskReturnHeading	Opportunistic Small Cap Portfolio
Strategy [Heading]	rr_StrategyHeading	The following information will supersede and replace the second sentence of the first paragraph in the "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus and the third through fifth sentences of the first paragraph and the last sentence of the third paragraph in "Fund Details - Goal and Approach" in the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of the companies in the Russell 2000® Index, the fund’s benchmark index. As of September 30, 2013, the market capitalization of the largest company in the index was approximately $4.79 billion, and the weighted average and median market capitalizations of the index were approximately $1.63 billion and $651 million, respectively. These capitalization measures vary with market changes and reconstitutions of the index.